CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
CURRENT LIABILITIES
Schedule of accounts payable and accrued liabilities
Accounts Payable and Accrued Liabilities

As at December 31,	2021	2020
Accounts payable	$5,400	$3,849
Commodity tax payable	8,385	4,337
Tenant security deposits	6,822	6,327
Employee unit-based compensation	11,525	7,118
Trustee/director unit-based compensation	8,935	5,219
Accrued salaries, incentives and benefits	5,875	5,783
Accrued interest payable	7,235	7,956
Accrued construction costs	24,399	6,285
Accrued professional fees	1,641	2,452
Acquisition related liabilities	19,579	634
Accrued property operating costs	5,768	8,878
Other tenant related liabilities	5,511	1,690
Other accrued liabilities	2,169	669
	$113,244	$61,197